UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-05853

HERITAGE INCOME TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 573-3800

RICHARD K. RIESS, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

CLIFFORD J. ALEXANDER, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Avenue, NW

Washington, D.C. 20036

Date of fiscal year end: September 30

Date of reporting period: March 31

Item 1.	Reports to Shareholders

April 28, 2005

Dear Fellow Shareholders:

For the semi-annual period(a) ended March 31, 2005, the Intermediate Government Fund (the “Fund”) Class A shares produced a total return(b) of -0.27% after all fees and expenses while the Lehman Intermediate Government Index(c), returned -0.46% and the Lehman Intermediate Treasury Index(c) returned -0.68%. Neither of these indexes is subject to fees, expenses or commission costs. Please note that performance numbers for Class A shares are shown without the imposition of a front-end sales charge. If reflected, the imposition of a front-end sales charge would reduce the performance quoted. In addition, the performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Please remember, past performance does not guarantee future results and current performance may be higher or lower than the performance data quoted. To obtain more current performance please visit the Heritage website at www.HeritageFunds.com.

During the last six months, the U.S. Treasury yield curve flattened sharply as short-term rates rose significantly faster than long-term rates. As an example, the six month to two year sector of the U.S. Treasury yield curve rose by greater than 200 basis points (100 basis points is equal to 1.0%) while the ten year Treasury increased by only 54 basis points. Surprisingly, the longer term (30 year) Treasury issue moved in the opposite direction actually shedding by about 13 basis points of yield over the same period. These dramatic changes raised the level of the front end of the yield curve while the very long end barely moved causing the slope of the yield curve to flatten significantly. This market action resulted from the Federal Reserve’s persistent tightening of monetary policy. Over the six-month period, the Federal Reserve’s Federal Open Market Committee (FOMC) convened four times and at each meeting the FOMC increased the level of the federal funds rate by 25 basis points leaving the target level of yield for that instrument at 2.75%, 100 basis points higher than at the end of September 2004.

Also pushing short-term rates higher, domestic economic activity remained fairly strong especially in the last quarter of 2004 when personal spending, measured by personal consumption expenditures rose at a 4.2% annual rate and carried real Gross Domestic Product growth to a 3.8% rate. Although quarterly data for the most recent quarter is not yet available, it is widely assumed that it may be somewhat slower in terms of real GDP growth.

Inflation, although still relatively low by historic standards, has been rising. The year-over-year increase in the core (excluding food and energy) Consumer Price Index increased from 2.0% in September to 2.3% in February of 2005. Over the same period, the core Producer Price Index rose from 1.8% to 2.8%.

During most of the period, the FOMC believed that the risks to growth and prices were in balance. The balance of risks allowed the FOMC to continue to remove monetary policy accommodation at a “measured pace”, lifting the target federal funds rate in small 25 basis point increments. However, this view has started to change as the FOMC in a statement from its March meeting hinted that the risks were balanced only “with the appropriate

(a) The views expressed here are not meant as investment advice. Although some of the described portfolio holdings were viewed favorably as of the date of this letter, there is no guarantee the Fund will continue to hold these securities in the future. Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Contact Heritage at (800) 421-4184 or your financial advisor for a prospectus, which contains this and other important information about the Fund. Read the prospectus carefully before you invest.

(b) All returns include the effect of reinvesting dividends and the deduction of Fund expenses.

(c) The Lehman Brothers Intermediate Government Index is an unmanaged index comprised of the Intermediate Treasury and Intermediate Agency indices. The Lehman Brothers Intermediate Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to ten years. Keep in mind that individuals cannot invest directly in any index, and index performance does not include transaction costs or other fees, which will affect actual investment performance.

monetary policy action”. This view, along with higher inflation reports and relatively strong growth, moved rates higher and the Fund benefited from our defensive strategy.

We are of the opinion that the domestic economy will continue to grow albeit at a slower rate than in 2004. With the federal funds rate still quite low at 2.75% at the time of this writing, we expect the Federal Reserve to continue to ratchet the federal funds rate higher at future FOMC meetings. With this outlook we will likely continue to maintain a neutral to defensive posture in the Fund.

As with any forecast, ours has risks. One of the risks is that the economy will not recover as expected and the Federal Reserve will refrain from increasing interest rates. Another risk is that the economy will recover too quickly and rates will rise faster than we envision. There are always a number of exogenous risks that may affect our performance that can not be accurately forecasted including the risk of terrorist attacks and other such events. Fortunately the management of the Fund is dynamic and we strive to quickly adjust to ever changing scenarios.

Thank you for your continued confidence in the Heritage Income Trust - Intermediate Government Fund.

Sincerely,	Sincerely,

Richard K. Riess	H. Peter Wallace, CFA
President	Senior Vice President
Heritage Income Trust	Heritage Asset Management, Inc.
Portfolio Manager
Heritage Income Trust - Intermediate Government Fund

Heritage Income Trust

Intermediate Government Fund

Investment Portfolio

March 31, 2005

(unaudited)

Principal Amount		Maturity Date	Value
U.S. Government and U.S. Government-Sponsored Enterprises—93.1% (a)
U.S. Treasuries—35.8%
$3,000,000	U.S. Treasury Notes, 2.375%	08/15/06	$2,949,726
1,000,000	U.S. Treasury Notes, 3.25%	08/15/07	986,523
3,000,000	U.S. Treasury Notes, 3.375%	09/15/09	2,907,540
2,000,000	U.S. Treasury Notes, 3.5%	02/15/10	1,941,172
1,000,000	U.S. Treasury Notes, 4.0%	02/15/15	960,781

	Total U.S. Treasuries (cost $9,941,287)		9,745,742

U.S. Government-Sponsored Enterprises—57.3%
Federal Home Loan Bank—14.4%
2,000,000	Federal Home Loan Bank, 2.25%	05/15/06	1,966,444
2,000,000	Federal Home Loan Bank, 1.875%	06/15/06	1,954,782

			3,921,226

Federal Home Loan Mortgage Corporation—9.7%
2,500,000	Freddie Mac, 3.5%	09/15/07	2,469,755
167,361	POOL #C47218, 30 year Pass-Through, 7.5%	02/01/31	179,249

			2,649,004

Federal National Mortgage Association—30.2%
1,000,000	Fannie Mae, 3.25%	01/15/08	975,089
305,470	POOL #625185, 30 year Pass-Through, 6.5%	02/01/32	317,714
2,678,877	POOL #750739, 30 year Pass-Through, 6.0%	11/01/33	2,738,930
2,308,519	POOL #762203, 30 year Pass-Through, 5.5%	12/01/33	2,316,163
1,860,411	POOL #762711, 30 year Pass-Through, 5.5%	02/01/34	1,866,571

			8,214,467

Government National Mortgage Association—3.0%
486,218	POOL #450456, 30 year Pass-Through, 7.0%	01/15/28	513,977
290,947	POOL #572852	01/15/32	304,253

			818,230

	Total U.S. Government-Sponsored Enterprises (cost $15,826,751)		15,602,927

	Total U.S. Government and U.S. Government-Sponsored Enterprises (cost $25,768,038)		$25,348,669

Repurchase Agreement—6.4%(a)
Repurchase Agreement with State Street Bank and Trust Company, dated March 31, 2005 @ 2.42% to be repurchased at $1,741,117 on April 1, 2005, collateralized by $1,265,000 United States Treasury Bonds, 9.25% due February 15, 2016, (market value $1,778,848 including interest) (cost $1,741,000)			1,741,000

Total Investment Portfolio (cost $27,509,038) (b), 99.5% (a)			27,089,669
Other Assets and Liabilities, net, 0.5% (a)			132,353

Net Assets, 100.0%			$27,222,022

(a)	Percentages indicated are based on net assets.
(b)	The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized depreciation of $419,369 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value overtax cost of $45,954 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $465,323.

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust

Intermediate Government Fund

Portfolio Allocation

(unaudited)

Asset Allocation as of March 31, 2005 (% of net assets)

Beginning with the Intermediate Government Fund’s fiscal quarter ended December 31, 2004, the Trust began filing its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q; the Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov; and the Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The accompanying notes are an integral part of the financial statements.

April 21, 2005

Dear Valued Shareholders:

We are pleased to report(a) to you on the Heritage Income Trust - High Yield Bond Fund (the “Fund”) for the six-month period ended March 31, 2005. For this period, the Fund’s Class A shares returned(b) 2.16% while the Citigroup High Yield Market Index (“High Yield Index”)(c) returned 3.18% and the Lipper High Current Yield Fund Category(c) average returned 2.74%. Please note that performance numbers for Class A shares are shown without the imposition of a front-end sales charge. If reflected, the imposition of a front-end sales charge would reduce the performance quoted. In addition, the performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Please remember, past performance does not guarantee future results and current performance may be higher or lower than the performance data quoted. To obtain more current performance please visit the Heritage website at www.HeritageFunds.com.

High yield markets started the period strong, continuing a rally stretching back to summer 2004, as the Federal Reserve’s commitment to measured policy tightening and lower oil prices kept market volatility in check. However, markets slowed at the start of 2005 amid rising oil prices, weak equity markets and more hawkish comments from the Federal Reserve regarding inflation. The market firmed somewhat in February as a lighter calendar and stronger demand lent support to the market. However, General Motors’ unexpected negative earnings warning in mid-March reintroduced investor fears of the company’s possible downgrade to high yield status, causing its spreads to widen.

Despite the volatility currently being seen in the market, high yield fundamentals remain strong, supported by continued low default rates, strong balance sheets and a positive economic environment. Technicals, however, weakened during the period, with the high yield mutual fund inflows seen at the close of the year turning sharply negative by March end (a $4.2 billion outflow year to date, according to AMG Data Services). Activity in the new issue market continued to be strong in the fourth quarter, as issuers moved to take advantage of low interest rates and attractive yields before year-end. However, issuance slowed considerably in the second half of the period as U.S. market volatility and weaker investor sentiment caused spreads to widen.

Over the six-month period ended March 31, 2005, the Fund was adversely affected by its security selection primarily in autos, higher-than-normal cash levels and underweighting of the Airlines and Telecommunications industries. The portfolio benefited from its positive security selection in the Cable/Media sector, its underweights to Retail and Homebuilders and its overweight to CCC-rated and below securities over the period. During the quarter, the Fund decreased exposure to Consumer Products, Financials, Food & Beverage and Retail and added to positions in Autos, Aerospace, Healthcare, Services/Other and Telecommunications.

(a) The views expressed here are not meant as investment advice. Although some of the described portfolio holdings were viewed favorably as of the date of this letter, there is no guarantee the Fund will continue to hold these securities in the future. Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Contact Heritage at (800) 421-4184 or your financial advisor for a prospectus, which contains this and other important information about the Fund. Read the prospectus carefully before you invest.

(b) All returns include the effect of reinvesting dividends and the deduction of Fund expenses.

(c) The Citigroup High Yield Market Index is a broad-based unmanaged index of below investment-grade corporate bonds. This index excludes defaulted debt securities. Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended March 31, 2005, calculated among funds in the Fund’s Lipper category with reinvestment of dividends and capital gains (excluding sales charges). Keep in mind that individuals cannot invest directly in any index, and index performance does not include transaction costs or other fees, which will affect actual investment performance.

The most significant underperforming industries included Automotive and Retail Stores. The Auto industry declined precipitously over the quarter as both General Motors and Ford announced production cuts and GM dramatically reduced earnings guidance for 2005. Retail stocks underperformed on weak sales during the holiday season and investor fears of potentially increased leveraged buy-out activity.

The top-performing industries for this reporting period included Airlines and Wireline Telecommunications. Airlines outperformed early in the period, largely due to Delta’s agreement with its pilots’ union and lower oil prices; however, the sector gave back some gains in the first three months of the year as oil prices reversed course and Delta announced troubles that may lead to Chapter 11 bankruptcy proceedings. Wireline Telecommunications benefited from Level 3’s fourth quarter tender offer and refinancing and first quarter $880 million convertible issuance, which increased the company’s liquidity. The sector also benefited from Sprint’s December acquisition of Nextel Communications.

Based on the 7.86% yield(d) of the Citigroup High Market Yield Index as of March 31, 2005, we believe that high-yield bonds continued to offer competitive yields relative to U. S. Treasury notes(e).

As always we caution that high-yield issues are subject to additional risks, such as the increased possibility of default because of their lower credit quality, downgrades of credit ratings of the issuer, and yields and prices will fluctuate due to interest rate increases during periods of economic uncertainty. These and other risks are more fully described in the Fund’s prospectus. We thank you for your continued investment in the Fund, and look forward to reporting to you in the years to come.

Sincerely,	Sincerely,

Richard K. Riess	Peter J. Wilby
President	Managing Director
Heritage Income Trust	Salomon Brothers Asset Management Inc.
Portfolio Manager,
Heritage Income Trust - High Yield Bond Fund

(d) As measured by the yield on the Citigroup High Yield Market Index as of the period’s close.

(e) Yields are subject to change and will fluctuate.

Heritage Income Trust

High Yield Bond Fund

Investment Portfolio

March 31, 2005

(unaudited)

Principal Amount		Value

Corporate Bonds—93.0% (a)
Domestic—85.1%
Advertising—0.9%
$ 275,000	RH Donnelley Finance Corporation, 144A, 10.875%, 12/15/12	$316,938
450,000	Sitel Corporation, 9.25%, 03/15/06	450,000

		766,938

Aerospace/Defense—2.7%
425,000	Alliant Techsystems Inc., 8.5%, 05/15/11	450,500
375,000	Argo-Tech Corp., 9.25%, 06/01/11	403,125
350,000	DRS Technologies Inc, 144A, 6.875%, 11/01/13	350,000
250,000	L-3 Communications Corporation, 7.625%, 06/15/12	265,625
350,000	Moog Inc., 6.25%, 01/15/15	343,000
400,000	Sequa Corporation, 9.0%, 08/01/09	428,000

		2,240,250

Agriculture—0.5%
350,000	Hines Nurseries Inc., 10.25%, 10/01/11	378,000

Airlines—0.3%
150,000	Continental Airlines Inc., Series “98-3”, 7.25%, 11/01/05	142,802
129,051	Continental Airlines Inc., Series “981C”, 6.541%, 09/15/08	118,530

		261,332

Apparel—1.5%
125,000	Levi Strauss & Co., 144A, FRN, 7.73%, 04/01/12	122,812
65,000	Levi Strauss & Co., 12.25%, 12/15/12	70,850
350,000	Levi Strauss & Co., 144A, 9.75%, 01/15/15	343,875
400,000	Oxford Industries Inc., 8.875%, 06/01/11	424,000
300,000	Tommy Hilfiger USA, 6.85%, 06/01/08	303,750

		1,265,287

Principal Amount		Value

Corporate Bonds (continued)
Auto Manufacturers—0.9%
200,000	Ford Motor Company, 7.45%, 07/16/31	180,917
700,000	General Motors Corp., 8.375%, 07/15/33	599,012

		779,929

Auto Parts & Equipment—0.6%
200,000	Dana Corporation, 7.0%, 03/01/29	175,636
312,000	TRW Automotive Inc., 9.375%, 02/15/13	335,400

		511,036

Broadcasting Services/Programs—0.1%
125,000	Nexstar Finance Holdings LLC and Nexstar Finance Holdings Inc., 0.0% to 04/01/08, 11.375% to maturity (b), 04/01/13	98,125

Building Materials—0.5%
300,000	Associated Materials Inc., 0.0% to 03/01/09, 11.25% to maturity (b), 03/01/14	208,500
225,000	Nortek Inc., 8.5%, 09/01/14	217,125

		425,625

Chemicals—4.9%
250,000	Airgas Inc., MTN, 7.75%, 09/15/06	260,000
500,000	Applied Extrusion Technologies Inc., Series “B”, 10.75%, 07/01/11 (c)	275,625
250,000	Compass Minerals Group Inc., 10.0%, 08/15/11	271,875
150,000	Equistar Chemicals LP and Equistar Funding Corporation, 10.625%, 05/01/11	168,375
550,000	NewMarket Corporation/Ethyl Corporation, 8.875%, 05/01/10	588,500
50,000	FMC Corporation, 10.25%, 11/01/09	55,750
225,000	FMC Corporation, 7.75%, 07/01/11	238,500
250,000	Hercules Inc., 6.75%, 10/15/29	245,000
258,000	Huntsman International LLC, 10.125%, 07/01/09	268,320
400,000	ISP Chemco Inc., Series “B”, 10.25%, 07/01/11	433,000

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust

High Yield Bond Fund

Investment Portfolio

March 31, 2005

(unaudited)

(continued)

Principal Amount		Value

Corporate Bonds (continued)
$ 12,000	Lyondell Chemical Company, Series “B”, 9.875%, 05/01/07	$12,300
150,000	Lyondell Chemical Company, 9.5%, 12/15/08	160,500
525,000	Millennium America Inc., 9.25%, 06/15/08	563,062
75,000	OM Group Inc., 9.25%, 12/15/11	77,250
400,000	Resolution Performance Products Inc., 13.5%, 11/15/10	432,000

		4,050,057

Commercial Services—2.2%
325,000	Allied Security Escrow Corporation, 11.375%, 07/15/11	333,125
125,000	Brand Services Inc., 12.0%, 10/15/12	138,750
100,000	Casmus Communications Corp., 8.375%, 06/15/14	104,500
200,000	Iron Mountain Inc., 8.25%, 07/01/11	202,000
375,000	Iron Mountain Inc., 8.625%, 04/01/13	378,750
225,000	Iron Mountain Inc., 7.75%, 01/15/15	222,188
175,000	Cenveo Corporation, 9.625%, 03/15/12	186,375
300,000	Cenveo Corporation, 7.875%, 12/01/13	267,750

		1,833,438

Computers—0.1%
50,000	Unisys Corporation, 7.875%, 04/01/08	50,250

Diversified Manufacturer—1.0%
200,000	Blount Inc., 8.875%, 08/01/12	211,000
250,000	Koppers Inc., 9.875%, 10/15/13	278,750
225,000	Park-Ohio Industries Inc, 144A, 8.375%, 11/15/14	217,125
225,000	KI Holdings Inc., 144A, 0.0% to 11/15/09, 9.875% to maturity (b), 11/15/14	138,375

		845,250

Electric—6.9%
125,000	The AES Corporation, 9.5%, 06/01/09	136,719
250,000	The AES Corporation, 9.375%, 09/15/10	275,625
400,000	The AES Corporation, 7.75%, 03/01/14	413,000
475,000	Allegheny Energy Supply Statutory Trust, 144A, 10.25%, 11/15/07	524,875
375,000	Calpine Corporation, 8.75%, 07/15/07	292,500
500,000	Calpine Corporation, 144A, 8.5%, 07/15/10	392,500

Principal Amount		Value

Corporate Bonds (continued)
400,000	Calpine Corporation, 144A, 8.75%, 07/15/13	302,000
325,000	Edison Mission Energy, 10.0%, 08/15/08	361,156
700,000	Edison Mission Energy, 7.73%, 06/15/09	729,750
25,000	Edison Mission Energy, 9.875%, 04/15/11	28,875
75,000	Mirant Americas Generation LLC, 7.625%, 05/01/06 (c)	84,750
575,000	Mirant Americas Generation LLC, 9.125%, 05/01/31 (c)	625,312
606,000	NRG Energy Inc., 144A, 8.0%, 12/15/13	640,845
575,000	Reliant Resources Inc., 9.25%, 07/15/10	615,250
250,000	Reliant Resources Inc., 9.5%, 07/15/13	271,875

		5,695,032

Electrical Components & Equipment—0.3%
300,000	Motors and Gears Inc., Series “D”, 10.75%, 11/15/06	275,250

Electronics—0.3%
225,000	Muzak LLC and Muzak Finance Corporation, 10.0%, 02/15/09	184,500
125,000	Muzak LLC and Muzak Finance Corporation, 9.875%, 03/15/09	62,500

		247,000

Entertainment—2.7%
50,000	Argosy Gaming Company, 9.0%, 09/01/11	54,688
275,000	Choctaw Resort Development Enterprise, 144A, 7.25%, 11/15/19	272,250
400,000	Herbst Gaming Inc., 8.125%, 06/01/12	416,000
475,000	Pinnacle Entertainment Inc., 8.25%, 03/15/12	475,000
225,000	Scientific Games Corporation, 144A, 6.25%, 12/15/12	223,875
125,000	Six Flags Inc., 9.75%, 04/15/13	116,562
250,000	Six Flags Inc., 9.625%, 06/01/14	230,625
575,000	Cinemark Inc., 0.0% to 03/15/09, 9.75% to maturity (b), 03/15/14	408,250

		2,197,250

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust

High Yield Bond Fund

Investment Portfolio

March 31, 2005

(unaudited)

(continued)

Principal Amount		Value

Corporate Bonds (continued)
Environmental Control—1.4%
$ 475,000	Allied Waste North America, Series “B”, 9.25%, 09/01/12	$508,250
350,000	Allied Waste North America, Series “B”, 7.375%, 04/15/14	316,750
150,000	Allied Waste North America, Inc., 144A, 7.25%, 03/15/15	142,500
200,000	Aleris International Inc./Imco Recycling Inc., 10.375%, 10/15/10	222,000
500,000	Safety-Kleen Services, 9.25%, 06/01/08 (c) (d)	1,250

		1,190,750

Financial Services—3.8%
254,000	Alamosa Delaware Inc., 0.0% to 07/31/05, 12.0% to maturity (b), 07/31/09	276,225
211,000	Alamosa Delaware Inc., 11.0%, 07/31/10	240,012
50,000	Athena Neurosciences Finance LLC, 7.25%, 02/21/08	41,875
150,000	Borden U.S. Finance Corporation and Borden Nova Scotia Finance, ULC, 144A, 9.0%, 07/15/14	162,000
225,000	Ford Motor Credit Company, 7.875%, 06/15/10	229,068
75,000	Ford Motor Credit Company, 7.25%, 10/25/11	74,012
100,000	General Motors Acceptance Corporation, 6.75%, 12/01/14	86,380
950,000	General Motors Acceptance Corporation, 8.0%, 11/01/31	827,301
375,000	Global Cash Access LLC and Global Cash Finance Corp., 8.75%, 03/15/12	397,500
400,000	Huntsman Advanced Materials LLC, 144A, 11.0%, 07/15/10	459,000
275,000	Rainbow National Services LLC, 144A, 10.375%, 09/01/14	307,312

		3,100,685

Food—1.9%
175,000	Ahold Finance USA Inc., 8.25%, 07/15/10	192,062
100,000	Del Monte Corporation, 8.625%, 12/15/12	108,250

Principal Amount		Value

Corporate Bonds (continued)
425,000	Doane Pet Care Company, 9.75%, 05/15/07	416,500
42,136	Nutritional Sourcing Corporation, 10.125%, 08/01/09	31,181
225,000	Pilgrim’s Pride Corporation, 9.25%, 11/15/13	247,500
400,000	Pinnacle Foods Holding Corporation, 8.25%, 12/01/13	342,000
225,000	Swift & Company, 10.125%, 10/01/09	246,938

		1,584,431

Forest Products & Paper—1.9%
175,000	Appleton Papers Inc., 8.125%, 06/15/11	180,688
200,000	Appleton Papers Inc., Series “B”, 9.75%, 06/15/14	209,000
200,000	Bowater Inc., 9.5%, 10/15/12	223,500
325,000	Bowater Inc., 6.5%, 06/15/13	309,562
200,000	Buckeye Technologies Inc., 9.25%, 09/15/08	199,000
425,000	Buckeye Technologies Inc., 8.0%, 10/15/10	420,750

		1,542,500

Healthcare Products—1.1%
375,000	Medical Device Manufacturing Inc., Series “B”, 10.0%,07/15/12	401,250
200,000	Sola International Inc., 6.875%, 03/15/08	215,062
325,000	VWR International, Inc., 8.0%, 04/15/14	329,062

		945,374

Healthcare Services—3.6%
400,000	Ameripath Inc., 10.5%, 04/01/13	398,000
225,000	Community Health Systems, Inc., 144A, 6.5%, 12/15/12	219,375
200,000	DaVita Inc., 6.625%, 03/15/13	198,000
200,000	Extendicare Health Services Inc., 9.5%, 07/01/10	218,750
450,000	IASIS Healthcare LLC and IASIS Capital Corp., 8.75%, 06/15/14	469,125
200,000	Insight Health Services Corporation, Series “B”, 9.875%, 11/01/11	196,000
225,000	National Mentor Inc., 9.625%, 12/01/12	234,562

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust

High Yield Bond Fund

Investment Portfolio

March 31, 2005

(unaudited)

(continued)

Principal Amount		Value

Corporate Bonds (continued)
$ 133,000	Psychiatric Solutions Inc., 10.625%, 06/15/13	$147,630
100,000	Tenet Healthcare Corporation, 6.5%, 06/01/12	92,000
525,000	Tenet Healthcare Corporation, 7.375%, 02/01/13	494,812
225,000	Tenet Healthcare Corporation, 6.875%, 11/15/31	180,000
100,000	Triad Hospitals Inc., 7.0%, 11/15/13	98,250

		2,946,504

Home Furnishings—0.5%
400,000	Sealy Mattress Company, 8.25%, 06/15/14	417,000

Household Products—0.4%
300,000	Playtex Products Inc., 9.375%, 06/01/11	312,000

Iron/Steel—0.3%
250,000	AK Steel Corporation, 7.875%, 02/15/09	245,000
500,000	Republic Technologies International LLC and RTI Capital Corporation, 13.75%, 07/15/09 (c) (d)	5,000

		250,000

Leisure Time—0.3%
325,000	Icon Health & Fitness, 11.25%, 04/01/12	227,500

Lodging—4.0%
300,000	Ameristar Casinos Inc., 10.75%, 02/15/09	327,750
153,000	HMH Properties, Inc., Series “B”, 7.875%, 08/01/08	156,060
350,000	MGM Mirage Inc., 9.75%, 06/01/07	376,250
190,000	MGM Mirage Inc., 8.375%, 02/01/11	205,200
175,000	Caesars Entertainment Inc., 8.875%, 09/15/08	191,844
375,000	Caesars Entertainment Inc., 7.875%, 03/15/10	408,750
25,000	Caesars Entertainment Inc., 8.125%, 05/15/11	27,688

Principal Amount		Value

Corporate Bonds (continued)
400,000	Caesars Entertainment Inc., 7.0%, 04/15/13	429,000
425,000	Starwood Hotels & Resorts Worldwide Inc., 7.875%, 05/01/12	464,312
300,000	Station Casinos Inc., 6.875%, 03/01/16	300,375
400,000	Turning Stone Casino Resort Enterprise, 144A, 9.125%, 12/15/10	415,500

		3,302,729

Machinery—0.9%
150,000	Case New Holland Inc., 144A, 9.25%, 08/01/11	159,750
125,000	NMHG Holding Company, 10.0%, 05/15/09	134,688
425,000	Terex Corporation, Series “B”, 10.375%, 04/01/11	462,188

		756,626

Machinery-Diversified—0.6%
425,000	Flowserve Corporation, 12.25%, 08/15/10	462,188

Metal Fabricate/Hardware—0.5%
375,000	Mueller Group Inc., 10.0%, 05/01/12	405,000

Office Furnishings—0.5%
375,000	Interface Inc., 9.5%, 02/01/14	394,688

Office/Business Equipment—0.2%
200,000	General Binding Corporation, 9.375%, 06/01/08	201,000

Oil & Gas—3.4%
450,000	Chesapeake Energy Corporation, 7.5%, 06/15/14	475,875
600,000	Forest Oil Corporation, 8.0%, 12/15/11	660,000
520,000	Magnum Hunter Resources Inc., 9.6%, 03/15/12	582,400
90,000	Plains Exploration & Production Company, Series “B”, 8.75%, 07/01/12	98,100
325,000	Stone Energy Corporation, 8.25%, 12/15/11	338,812

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust

High Yield Bond Fund

Investment Portfolio

March 31, 2005

(unaudited)

(continued)

Principal Amount		Value

Corporate Bonds (continued)
$ 75,000	Stone Energy Corporation, 6.75%, 12/15/14	$72,750
125,000	Swift Energy Company, 9.375%, 05/01/12	135,625
375,000	Vintage Petroleum Inc., 7.875%, 05/15/11	397,500

		2,761,062

Oil & Gas Services—0.3%
250,000	Key Energy Services Inc., 6.375%, 05/01/13	241,250

Packaging & Containers—3.5%
375,000	Anchor Glass Container Corporation, 11.0%, 02/15/13	338,438
350,000	Berry Plastics Corporation, 10.75%, 07/15/12	394,625
475,000	Jefferson Smurfit Corporation, 8.25%, 10/01/12	488,062
25,000	Owens-Brockway Glass Container Inc., 7.75%, 05/15/11	26,188
600,000	Plastipak Holdings Inc., 10.75%, 09/01/11	666,000
175,000	Pliant Corporation, 11.125%, 09/01/09	175,000
350,000	Radnor Holdings Corporation, 11.0%, 03/15/10	259,000
125,000	Smurfit-Stone Container Enterprises Inc., 8.375%, 07/01/12	129,062
50,000	Tekni-Plex Inc., Series “B”, 12.75%, 06/15/10	41,750
350,000	Tekni-Plex Inc., 144A, 8.75%, 11/15/13	331,625

		2,849,750

Pharmaceuticals—0.5%
200,000	aaiPharma Inc., 11.0%, 04/01/10 (c)	98,000
250,000	Vicar Operating Inc., 9.875%, 12/01/09	270,625

		368,625

Pipelines—5.2%
1,250,000	Dynegy Holdings Inc., 7.125%, 05/15/18	981,250
300,000	Dynegy Holdings Inc., 7.625%, 10/15/26	231,375

Principal Amount		Value

Corporate Bonds (continued)
375,000	El Paso Corporation, 7.875%, 06/15/12	373,125
525,000	El Paso Corporation, MTN, 7.8%, 08/01/31	493,500
725,000	El Paso Corporation, MTN, 7.75%, 01/15/32	683,312
125,000	Williams Cos Inc., 7.625%, 07/15/19	135,312
750,000	Williams Cos Inc., 7.875%, 09/01/21	817,500
500,000	Williams Cos Inc., 8.75%, 03/15/32	593,750

		4,309,124

Printing & Publishing—2.1%
400,000	CBD Media Holdings LLC and CBD Holdings Finance, Inc., 9.25%, 07/15/12	408,000
250,000	Dex Media East LLC and Dex Media East Finance Company, 9.875%, 11/15/09	275,000
440,000	Dex Media West LLC and Dex Media Finance Company, Series “B”, 9.875%, 08/15/13	490,600
700,000	Dex Media Inc., 0.0% to 11/15/08, 9.0% to maturity (b), 11/15/13	532,000

		1,705,600

Real Estate—0.2%
162,000	CB Richard Ellis Services Inc., 9.75%, 05/15/10	183,060

REITS—2.3%
350,000	Felcor Lodging LP, 8.5%, 06/01/11	376,250
200,000	Host Marriott LP, Series “I”, 9.5%, 01/15/07	211,000
500,000	Host Marriott LP, 144A, 6.375%, 03/15/15	477,500
150,000	MeriStar Hospitality Operating Partnership LP and MeriStar Hospitality Finance Corporation, 10.5%, 06/15/09	160,500
250,000	Meristar Hospitality Corporation, 9.125%, 01/15/11	261,250
400,000	Omega Healthcare Investors Inc., 7.0%, 04/01/14	400,000

		1,886,500

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust

High Yield Bond Fund

Investment Portfolio

March 31, 2005

(unaudited)

(continued)

Principal Amount		Value

Corporate Bonds (continued)
Retail—1.8%
$ 225,000	Carrols Corporation, 144A, 9.0%, 01/15/13	$231,750
275,000	Finlay Fine Jewelry Corp., 8.375%, 06/01/12	259,875
200,000	Friendly Ice Cream Corporation, 8.375%, 06/15/12	190,000
525,000	Home Interiors & Gifts, Inc., 10.125%, 06/01/08	433,125
125,000	Rite Aid Corporation, 11.25%, 07/01/08	133,125
100,000	Saks Inc., 9.875%, 10/01/11	108,000
125,000	Saks Inc., 7.375%, 02/15/19	111,875

		1,467,750

Semiconductor Equipment—0.5%
325,000	Amkor Technology Inc. 10.5%, 05/01/09	290,875
125,000	Amkor Technology Inc., 7.125%, 03/15/11	105,312

		396,187

Telecommunications—10.2%
138,000	American Tower Corporation, 9.375%, 02/01/09	144,900
100,000	American Tower Escrow Corporation, Zero Coupon, 08/01/08	75,000
375,000	AT&T Corporation, 9.75%, 11/15/31	457,500
450,000	Centennial Cellular Operating Company and Centennial Communications Corporation, 10.125%, 06/15/13	497,250
325,000	Crown Castle International Corporation, 9.375%, 08/01/11	353,438
490,000	Crown Castle International Corporation, 10.75%, 08/01/11	523,075
50,000	Crown Castle International Corporation, Series “B”, 7.5%, 12/01/13	54,875
250,000	Insight Midwest LP and Insight Capital Inc., 9.75%, 10/01/09	261,250
175,000	Insight Midwest LP and Insight Capital Inc., 9.75%, 10/01/09	182,875
1,025,000	Lucent Technologies Inc., 6.45%, 03/15/29	884,062
360,000	MCI Inc., 8.735%, 05/01/2014	396,000

Principal Amount		Value

Corporate Bonds (continued)
50,000	Nextel Communications Inc., 6.875%, 10/31/13	52,125
1,100,000	Nextel Communications Inc., 7.375%, 08/01/15	1,161,875
375,000	Qwest Corporation, 144A, 8.875%, 03/15/12	407,812
500,000	Qwest Services Corporation, 144A, 13.5%, 12/15/10	578,750
768,000	Qwest Services Corporation, 144A, 14.5%, 12/15/14	927,360
125,000	SBA Communications Corporation, 144A, 8.5%, 12/01/12	129,375
325,000	SBA Telecommunications Inc. and SBA Communications Corporation, 0.0% to 12/15/07, 9.75% to maturity (b), 12/15/11	280,312
225,000	Zeus Special Subsidiary Ltd. And Intelsat, Ltd., 144A, 0.0% to 02/01/10, 9.25% to maturity (b), 02/01/15	142,312
250,000	UbiquiTel Operating Company, 9.875%, 03/01/11	275,625
150,000	UbiquiTel Operating Company, 144A, 9.875%, 03/01/11	165,375
350,000	US Unwired Inc., Series “B”, 10.0%, 06/15/12	387,625
500,000	World Access Inc., 13.25%, 01/15/08 (c)	25,000

		8,363,771

Television, Cable & Radio—6.2%
200,000	Cablevision Systems Corporation, 144A, FRN, 6.67%, 04/01/09	212,000
125,000	Cablevision Systems Corporation, 144A, 8.0%, 04/15/12	128,438
50,000	Charter Communications Holdings LLC and Charter Communications Holdings Capital Corporation, 8.625%, 04/01/09	38,625
175,000	Charter Communications Holdings LLC and Charter Communications Holdings Capital Corporation, 10.75%, 10/01/09	143,500
575,000	Charter Communications Holdings LLC and Charter Communications Holdings Capital Corporation, 10.0%, 05/15/11	441,312

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust

High Yield Bond Fund

Investment Portfolio

March 31, 2005

(unaudited)

(continued)

Principal Amount		Value

Corporate Bonds (continued)
$ 800,000	Charter Communications Holdings LLC and Charter Communications Holdings Capital Corporation, 0.0% to 01/15/05, 11.75% to maturity (b), 11/15/10	$686,000
150,000	Charter Communications Holdings LLC and Charter Communications Holdings Capital Corporation, 0.0% to 01/15/06, 13.5% to maturity (b), 01/15/11	120,000
500,000	Charter Communications Holdings Company LLC and Charter Communications Holdings Capital Corporation, 0.0% to 05/15/06, 11.75% to maturity (b), 05/15/11	345,000
100,000	Charter Communications Holdings LLC and Charter Communications Holdings Capital Corporation, 0.0% to 01/15/07, 12.125% to maturity (b), 11/15/12	62,500
500,000	CSC Holdings Inc., 10.5%, 05/15/16	550,000
300,000	DirecTV Holdings LLC and DirecTV Financing Company, 8.375%, 03/15/13	324,750
450,000	Lodgenet Entertainment Corporation, 9.5%, 06/15/13	490,500
450,000	Mediacom Broadband LLC, 11.0%, 07/15/13	481,500
350,000	Nextmedia Operating Inc., 10.75%, 07/01/11	381,938
275,000	Radio One Inc., Series “B”, 8.875%, 07/01/11	294,250
400,000	Young Broadcasting Inc., 10.0%, 03/01/11	409,000

		5,109,313

Textiles—0.3%
250,000	Simmons Bedding Co., 7.875%, 01/15/14	255,000

Transportation—0.3%
500,000	Holt Group, 9.75%, 01/15/06 (c) (d)	625
200,000	Horizon Lines, LLC, 144A, 9.0%, 11/01/12	213,000

		213,625

Total Domestic Corporate Bonds (cost $71,334,359)		70,069,641

Principal Amount		Value

Corporate Bonds (continued)
Foreign—7.9% (e)
Building Materials—0.2%
175,000	Ainsworth Lumber Company Ltd., 144A, 7.25%, 10/01/12	171,500

Chemicals—1.9%
625,000	Acetex Corporation, 10.875%, 08/01/09	665,625
300,000	Methanex Corporation, 8.75%, 08/15/12	346,500
50,000	Rhodia SA, 10.25%, 06/01/10	54,500
225,000	Rhodia SA, 7.625%, 06/01/10	221,625
300,000	Rhodia SA, 8.875%, 06/01/11	291,750

		1,580,000

Coal—0.0%
35,000	Luscar Coal Ltd., 9.75%, 10/15/11	38,500

Computers—0.6%
425,000	Seagate Technology HDD Holdings, 8.0%, 05/15/09	451,562

Diversified Manufacturer—0.3%
225,000	Invensys PLC, 144A, 9.875%, 03/15/11	228,938

Financial Services—0.5%
358,000	BCP Crystal US Holdings Corp., 144A, 9.625%, 06/15/14	408,120

Forest Products & Paper—0.9%
100,000	Abitibi-Consolidated Inc., 8.55%, 08/01/10	101,500
255,000	Abitibi-Consolidated Inc., 8.85%, 08/01/30	239,062
400,000	Norske Skog Canada Ltd., Series “D”, 8.625%, 06/15/11	414,000

		754,562

Holding Companies—0.5%
410,000	JSG Funding PLC, 9.625%, 10/01/12	440,750

Iron/Steel—0.3%
179,000	Ispat Inland ULC, 9.75%, 04/01/14	209,430

Lodging—0.5%
375,000	Kerzner International Ltd., 8.875%, 08/15/11	402,188

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust

High Yield Bond Fund

Investment Portfolio

March 31, 2005

(unaudited)

(continued)

Principal Amount		Value

Corporate Bonds (continued)
Pharmaceuticals—0.4%
$ 300,000	WH Holdings Ltd. and WH Capital Corporation, 9.5%, 04/01/11	$324,000

Printing & Publishing—0.5%
341,000	Yell Finance BV, 10.75%, 08/01/11	384,051

Retail—0.6%
261,000	Jafra Cosmetics International Inc., and Distribuidora Commercial Jafra, SA de CV, 10.75%, 05/15/11	300,150
225,000	The Jean Coutu Group Inc., 8.5%, 08/01/14	218,531

		518,681

Telecommunications—0.7%
150,000	Intelsat (Bermuda), Ltd., 144A, FRN, 7.81%, 01/15/12	152,250
450,000	Nortel Networks Ltd., 6.125%, 02/15/06	451,125

		603,375

Total Foreign Corporate Bonds (cost $6,326,323)		6,515,657

Total Corporate Bonds (cost $77,660,682)		76,585,298

Convertible Bonds—0.2% (a)
Telecommunications—0.2%
125,000	American Tower Corporation, 5.0%, 02/15/10	123,594

Total Convertible Bonds (cost $61,554)		123,594

Shares		Value
Warrants, Common & Preferred Stocks—2.9% (a)
645	Alamosa Holdings Inc., Series “B”, 7.5% (Convertible Preferred)	559,860
100	American Tower Corporation, 08/01/08 (Warrants)	22,400
17,241	ContinentalAFA Dispensing Company (Common Stock) (d)	51,728
8,123	NTL Inc. (Common Stock)*	517,191
6,034	Spectrasite Inc. (Common Stock)*	349,791
15,587	Telewest Global Inc. (Common Stock)*	277,293

Shares		Value

Warrants, Common & Preferred Stocks (continued)
375	Ubiquitel Inc., 04/15/10 (Warrants) (d)	4
60,985	UnitedGlobalCom Inc., Class “A” (Common Stock)*	576,918
1,571	World Access Inc. (Common Stock)*	1

Total Warrants, Common & Preferred Stocks (cost $2,634,080)		2,355,186

Total Investment Portfolio excluding repurchase agreement (cost $80,356,316)		79,064,078

Repurchase Agreement—3.2% (a)
Repurchase Agreement with State Street Bank and Trust Company, dated March 31, 2005 @ 2.42% to be repurchased at $2,665,179 on April 1, 2005, collateralized by $1,935,000 United States Treasury Bonds, 9.25% due February 15, 2016, (market value $2,721,005 including interest) (cost $2,665,000)		2,665,000

Total Investment Portfolio (cost $83,021,316) (f), 99.3% (a)		81,729,078
Other Assets and Liabilities, net, 0.7% (a)		595,331

Net Assets, 100.0%		$82,324,409

*	Non-income producing security.
(a)	Percentages indicated are based on net assets.
(b)	Bonds reset to applicable coupon rate at a future date.
(c)	Bond is in default.
(d)	Securities are fair valued according to procedures adopted by the Board of Trustees.
(e)	U.S. dollar denominated.
(f)	The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized depreciation of $1,292,238 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $4,865,961 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $6,158,199.

144A-Securities	are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. Some of these securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities.

FRN-These	are floating rate notes that reset their interest rate on a semi-annual basis.

MTN-Medium	Term Note.

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust

High Yield Bond Fund

Portfolio Allocation

(unaudited)

Ratings Allocation

BBB - An obligor rated ‘BBB’ has ADEQUATE capacity to meet its financial commitments.

BB - An obligor rated ‘BB’ is LESS VULNERABLE in the near term than other lower-rated obligors.

B - An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC - An obligor rated ‘CCC’ is CURRENTLY VULNERABLE, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

D - An obligor has failed to pay one or more of its financial obligations (rated or unrated) when it came due.

Beginning with the High Yield Bond Fund’s fiscal quarter ended December 31, 2004, the Trust began filing its complete schedule of portfolio holdings with the Securities Exchange Comission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q; the Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov; and the Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust

Understanding Your Fund’s Expenses

(unaudited)

Understanding Your Fund’s Expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees and other expenses. Using the tables below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges (loads) or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Trust’s prospectus or talk to your financial adviser.

Review Your Fund’s Actual Expenses

The table below shows the actual expenses you would have paid on a $1,000 investment in Heritage Income Trust on October 1, 2004 and held through March 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Actual	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period*
Intermediate Government Fund
Class A	$1,000	$997	$4.23
Class B	$1,000	$996	$5.97
Class C	$1,000	$997	$5.97

High Yield Bond Fund
Class A	$1,000	$1,022	$5.54
Class B	$1,000	$1,018	$8.30
Class C	$1,000	$1,019	$8.31

Hypothetical Example for Comparison Purposes

All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the table below shows each fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return before ongoing expenses invested at the beginning of the period and held for the entire period. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period*
Intermediate Government Fund
Class A	$1,000	$1,021	$4.28
Class B	$1,000	$1,019	$6.04
Class C	$1,000	$1,019	$6.04

High Yield Bond Fund
Class A	$1,000	$1,019	$5.54
Class B	$1,000	$1,017	$8.30
Class C	$1,000	$1,017	$8.30

*	Expenses for the Intermediate Government Fund and the High Yield Bond Fund are calculated using the funds’ annualized expense ratios for Class A (0.85% and 1.10%), Class B (1.20% and 1.65%) and Class C (1.20% and 1.65%) shares, respectively, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (182); and then dividing that result by the actual number of days in the fiscal year (365).

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust

Statements of Assets and Liabilities

March 31, 2005

(unaudited)

	Intermediate Government Fund	High Yield Bond Fund
Assets
Investments, at market value (identified cost $25,768,038 and $80,356,316, respectively)	$25,348,669	$79,064,078
Repurchase agreement (identified cost $1,741,000 and $2,665,000, respectively)	1,741,000	2,665,000
Cash	850	150
Receivables:
Investments sold	—	652,596
Fund shares sold	95,792	59,026
From Manager	10,817	—
Interest	109,772	1,721,583
Deferred state qualification expenses	19,280	20,062

Total assets	$27,326,180	$84,182,495

Liabilities
Payables:
Fund shares redeemed	$37,206	$1,695,325
Accrued management fee	—	47,159
Accrued distribution fee	8,515	37,995
Accrued shareholder servicing fee	10,991	19,583
Accrued fund accounting fee	15,900	21,000
Other accrued expenses	31,546	37,024

Total liabilities	104,158	1,858,086

Net assets, at market value	$27,222,022	$82,324,409

Net Assets
Net assets consist of:
Paid-in capital	$31,115,748	$92,276,556
Undistributed net investment income	115,033	691,341
Accumulated net realized loss	(3,589,390)	(9,351,250)
Net unrealized depreciation on investments	(419,369)	(1,292,238)

Net assets, at market value	$27,222,022	$82,324,409

Net assets, at market value
Class A shares	$18,275,932	$43,024,229
Class B shares	2,689,654	10,984,872
Class C shares	6,256,436	28,315,308

Total	$27,222,022	$82,324,409

Shares of beneficial interest outstanding
Class A shares	1,874,133	5,557,251
Class B shares	277,039	1,431,310
Class C shares	643,220	3,687,367

Total	2,794,392	10,675,928

Net Asset Value—offering and redemption price per share Class A shares	$9.75	$7.74

Maximum offering price per share (100/96.25 of $9.75 and $7.74, respectively)	$10.13	$8.04

Class B shares	$9.71	$7.67

Class C shares	$9.73	$7.68

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust

Statements of Operations For the Six-Month Period Ended March 31, 2005

(unaudited)

	Intermediate Government Fund	High Yield Bond Fund
Investment Income
Income:
Interest	$523,992	$3,574,903
Dividends	—	6,047

	523,992	3,580,950
Expenses:
Management fee	73,263	261,048
Distribution fee (Class A)	24,130	56,604
Distribution fee (Class B)	8,448	46,706
Distribution fee (Class C)	21,556	120,226
Shareholder servicing fees	15,152	34,675
Professional fees	42,564	42,564
Fund accounting fee	30,821	41,250
Registration fees and expenses	23,448	25,183
Reports to shareholders	13,915	16,822
Trustees’ fees and expenses	9,982	9,982
Custodian fee	5,324	16,418
Insurance	3,360	4,011
Other	628	928

Total expenses before waiver	272,591	676,417
Fees waived by Manager	(73,263)	(83,063)
Reimbursement from Manager	(57,279)	—

Total expenses after waiver	142,049	593,354

Net investment income	381,943	2,987,596

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from investment transactions	(104,684)	484,971
Net unrealized depreciation of investments during the period	(361,542)	(1,760,718)

Net loss on investments	(466,226)	(1,275,747)

Net increase (decrease) in net assets resulting from operations	$(84,283)	$1,711,849

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust

Statements of Changes in Net Assets

Intermediate Government Fund	For the Six-Month Period Ended March 31, 2005 (unaudited)	For the Fiscal Year Ended September 30, 2004
Decrease in net assets:
Operations:
Net investment income	$381,943	$818,139
Net realized loss from investment transactions	(104,684)	(545,574)
Net unrealized depreciation of investments during the period	(361,542)	(460,677)

Net decrease in net assets resulting from operations	(84,283)	(188,112)
Distributions to shareholders from:
Net investment income Class A shares, ($0.13 and $0.23 per share, respectively)	(266,362)	(559,009)
Net investment income Class B shares, ($0.12 and $0.19 per share, respectively)	(33,629)	(69,126)
Net investment income Class C shares, ($0.12 and $0.19 per share, respectively)	(86,537)	(227,763)

Net distributions to shareholders	(386,528)	(855,898)
Decrease in net assets from Fund share transactions	(4,855,257)	(19,809,132)

Decrease in net assets	(5,326,068)	(20,853,142)
Net assets, beginning of period	32,548,090	53,401,232

Net assets, end of period (including undistributed net investment income of $115,033 and $119,618, respectively)	$27,222,022	$32,548,090

High Yield Bond Fund	For the Six-Month Period Ended March 31, 2005 (unaudited)	For the Fiscal Year Ended September 30, 2004
Decrease in net assets:
Operations:
Net investment income	$2,987,596	$6,663,570
Net realized gain from investment transactions	484,971	2,517,555
Net unrealized appreciation (depreciation) of investments during the period	(1,760,718)	479,970

Net increase in net assets resulting from operations	1,711,849	9,661,095
Distributions to shareholders from:
Net investment income Class A shares, ($0.28 and $0.61 per share, respectively)	(1,601,411)	(3,757,049)
Net investment income Class B shares, ($0.26 and $0.57 per share, respectively)	(389,282)	(905,088)
Net investment income Class C shares, ($0.26 and $0.57 per share, respectively)	(990,584)	(2,332,974)

Net distributions to shareholders	(2,981,277)	(6,995,111)
Increase (decrease) in net assets from Fund share transactions	407,092	(15,025,535)

Decrease in net assets	(862,336)	(12,359,551)
Net assets, beginning of period	83,186,745	95,546,296

Net assets, end of period (including undistributed net investment income of $691,341 and $685,022, respectively)	$82,324,409	$83,186,745

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust — Intermediate Government Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares*							Class B Shares*							Class C Shares*
	For the Six-Month Period Ended March 31, 2005 (unaudited)		For the Fiscal Years Ended September 30					For the Six-Month Period Ended March 31, 2005 (unaudited)		For the Fiscal Years Ended September 30					For the Six-Month Period Ended March 31, 2005 (unaudited)		For the Fiscal Years Ended September 30
			2004	2003	2002	2001	2000			2004	2003	2002	2001	2000			2004	2003	2002	2001	2000
Net asset value, beginning of period	$9.91		$10.12	$10.10	$9.78	$9.19	$9.16	$9.87		$10.07	$10.06	$9.74	$9.15	$9.13	$9.88		$10.09	$10.08	$9.75	$9.17	$9.14

Income from Investment Operations:
Net investment income	0.13		0.21	0.24	0.36	0.45	0.50	0.12		0.18	0.21	0.32	0.42	0.47	0.12		0.18	0.21	0.32	0.41	0.45
Net realized and unrealized gain (loss) on investments	(0.16)		(0.19)	0.03	0.33	0.60	0.06	(0.16)		(0.19)	0.01	0.34	0.60	0.05	(0.15)		(0.20)	0.01	0.35	0.60	0.08

Total from Investment Operations	(0.03)		0.02	0.27	0.69	1.05	0.56	(0.04)		(0.01)	0.22	0.66	1.02	0.52	(0.03)		(0.02)	0.22	0.67	1.01	0.53

Less Distributions:
Dividends from net investment income	(0.13)		(0.23)	(0.25)	(0.37)	(0.46)	(0.53)	(0.12)		(0.19)	(0.21)	(0.34)	(0.43)	(0.50)	(0.12)		(0.19)	(0.21)	(0.34)	(0.43)	(0.50)

Net asset value, end of period	$9.75		$9.91	$10.12	$10.10	$9.78	$9.19	$9.71		$9.87	$10.07	$10.06	$9.74	$9.15	$9.73		$9.88	$10.09	$10.08	$9.75	$9.17

Total Return (%) (a)	(0.27	) (b)	0.19	2.72	7.27	11.76	5.92	(0.45	) (b)	(0.08)	2.27	6.98	11.46	5.47	(0.35	) (b)	(0.18)	2.27	7.08	11.32	5.58

Ratios and Supplemental Data
Expenses to average daily net assets
With expenses waived (%)	0.85	(c)	0.85	0.85	0.86	0.87	0.87	1.20	(c)	1.20	1.20	1.20	1.20	1.20	1.20	(c)	1.20	1.20	1.20	1.20	1.20
Without expenses waived (%)	1.74	(c)	1.43	1.21	1.42	1.56	1.47	2.09	(c)	1.78	1.56	1.76	1.89	1.80	2.09	(c)	1.78	1.56	1.76	1.89	1.80
Net investment income to average daily net assets (%)	2.73	(c)	2.18	2.38	3.75	4.77	5.32	2.38	(c)	1.82	2.03	3.32	4.26	5.00	2.37	(c)	1.80	2.03	3.33	4.34	4.98
Portfolio turnover rate (%)	40		128	202	106	123	107	40		128	202	106	123	107	40		128	202	106	123	107
Net assets, end of period ($ millions)	18		22	32	40	25	23	3		3	5	5	1	0	6		8	17	12	4	2

*	Per share amounts have been calculated using the monthly average share method.
(a)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust — High Yield Bond Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares							Class B Shares							Class C Shares
	For the Six-Month Period Ended March 31, 2005 (unaudited)*		For the Fiscal Years Ended September 30					For the Six-Month Period Ended March 31, 2005 (unaudited)*		For the Fiscal Years Ended September 30					For the Six-Month Period Ended March 31, 2005 (unaudited)*		For the Fiscal Years Ended September 30
			2004*	2003*	2002	2001	2000			2004*	2003*	2002	2001	2000			2004*	2003*	2002	2001	2000
Net asset value, beginning of period	$7.85		$7.61	$6.64	$7.10	$7.87	$8.98	$7.79		$7.55	$6.60	$7.06	$7.83	$8.94	$7.79		$7.55	$6.60	$7.06	$7.83	$8.94

Income from Investment Operations:
Net investment income	0.29		0.58	0.56	0.57	0.70	0.92	0.26		0.54	0.52	0.54	0.65	0.86	0.26		0.54	0.52	0.54	0.65	0.86
Net realized and unrealized gain (loss) on investments	(0.12)		0.27	0.95	(0.44)	(0.77)	(1.11)	(0.12)		0.27	0.94	(0.45)	(0.76)	(1.10)	(0.11)		0.27	0.94	(0.45)	(0.76)	(1.10)

Total from Investment Operations	0.17		0.85	1.51	0.13	(0.07)	(0.19)	0.14		0.81	1.46	0.09	(0.11)	(0.24)	0.15		0.81	1.46	0.09	(0.11)	(0.24)

Less Distributions:
Dividends from net investment income	(0.28)		(0.61)	(0.54)	(0.59)	(0.70)	(0.92)	(0.26)		(0.57)	(0.51)	(0.55)	(0.66)	(0.87)	(0.26)		(0.57)	(0.51)	(0.55)	(0.66)	(0.87)

Net asset value, end of period	$7.74		$7.85	$7.61	$6.64	$7.10	$7.87	$7.67		$7.79	$7.55	$6.60	$7.06	$7.83	$7.68		$7.79	$7.55	$6.60	$7.06	$7.83

Total Return (%) (a)	2.16	(b)	11.60	23.70	1.68	(1.04)	(2.97)	1.77	(b)	11.08	22.91	1.15	(1.55)	(3.50)	1.90	(b)	11.07	22.90	1.15	(1.55)	(3.50)

Ratios and Supplemental Data
Expenses to average daily net assets
With expenses waived/recovered (%)	1.10	(c)	1.10	1.10	1.12	1.13	1.18	1.65	(c)	1.65	1.65	1.65	1.65	1.70	1.65	(c)	1.65	1.65	1.65	1.65	1.70
Without expenses waived/recovered (%)	1.29	(c)	1.24	1.32	1.59	1.58	1.40	1.84	(c)	1.79	1.87	2.12	2.10	1.92	1.84	(c)	1.79	1.87	2.12	2.10	1.92
Net investment income to average daily net assets (%)	7.13	(c)	7.54	7.75	8.36	9.17	10.07	6.58	(c)	7.01	7.19	7.83	8.60	9.56	6.58	(c)	7.00	7.15	7.82	8.60	9.56
Portfolio turnover rate (%)	15		35	31	61	56	32	15		35	31	61	56	32	15		35	31	61	56	32
Net assets, end of period ($ millions)	43		43	52	23	20	25	11		12	12	5	4	3	28		28	31	9	8	8

*	Per share amounts have been calculated using the monthly average share method.
(a)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust

Notes to Financial Statements

(unaudited)

Note 1:	Significant Accounting Policies. Heritage Income Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Intermediate Government Fund and the High Yield Bond Fund (each, a “Fund” and collectively, the “Funds”). The Intermediate Government Fund has an investment objective of high current income consistent with the preservation of capital. The High Yield Bond Fund has an investment objective of high current income. The Funds currently offer Class A and Class C shares to the public. Effective February 1, 2004, Class B shares were not available for direct purchase. Class B shares will continue to be available through exchanges and dividend reinvestments as described in the Fund’s prospectus. Class A shares are sold subject to a maximum sales charge of 3.75% of the amount invested payable at the time of purchase. For Class A share investments greater than $1 million, where a sales charge is waived, those shares may be subject to a maximum contingent deferred sales charge of 1% upon redemptions made in less than 18 months of purchase. Class B shares were sold and are still subject to a 5% maximum contingent deferred sales charge (based on the lower of purchase price or redemption price) declining over a six-year period. Class C shares are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions made in less than one year of purchase. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material. The following is a summary of significant accounting policies.

Security Valuation: Each Fund values investment securities at market value based on the last sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price. In the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Investments in certain debt instruments not traded in an organized market are valued on the basis of valuations furnished by independent pricing services or broker/dealers that utilize information with respect to market transactions in such securities or comparable securities, quotations from dealers, yields, maturities, ratings and various relationships between securities. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

Repurchase Agreements: Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Federal Income Taxes: Each Fund is treated as a single corporate taxpayer as provided for in The Tax Reform Act of 1986, as amended. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended which are applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Income and Gains: Distributions of net investment income are made monthly. Net realized gains from investment transactions for each Fund during any particular year in excess of

Heritage Income Trust

Notes to Financial Statements

(unaudited)

(continued)

available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Expenses: Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets.

Other: Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount, is recorded on the accrual basis except when income is not expected.

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 2:	Fund Shares. At March 31, 2005, there were an unlimited number of shares of beneficial interest of no par value authorized.

Intermediate Government Fund

Transactions in Class A, B and C shares of the Fund during the six-month period ended March 31, 2005, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	112,544	$1,104,703	5,023	$49,469	39,078	$384,875
Shares issued on reinvestment of distributions	21,050	207,311	2,597	25,463	7,551	74,210
Shares redeemed	(442,013)	(4,352,103)	(29,573)	(289,894)	(209,911)	(2,059,291)

Net decrease	(308,419)	$(3,040,089)	(21,953)	$(214,962)	(163,282)	$(1,600,206)

Shares outstanding:
Beginning of period	2,182,552		298,992		806,502

End of period	1,874,133		277,039		643,220

Heritage Income Trust

Notes to Financial Statements

(unaudited)

(continued)

Transactions in Class A, B and C shares of the Fund during the fiscal year ended September 30, 2004, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	223,960	$2,233,658	30,723	$306,646	205,383	$2,042,777
Shares issued on reinvestment of distributions	45,623	452,894	5,252	51,927	20,302	201,347
Shares redeemed	(1,232,664)	(12,279,532)	(200,717)	(1,988,281)	(1,094,184)	(10,830,568)

Net decrease	(963,081)	$(9,592,980)	(164,742)	$(1,629,708)	(868,499)	$(8,586,444)

Shares outstanding:
Beginning of fiscal year	3,145,633		463,734		1,675,001

End of fiscal year	2,182,552		298,992		806,502

High Yield Bond Fund

Transactions in Class A, B and C shares of the Fund during the six-month period ended March 31, 2005, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	808,617	$6,443,104	40,671	$319,657	570,742	$4,512,770
Shares issued on reinvestment of distributions	122,909	976,994	24,749	195,027	86,938	685,760
Shares redeemed	(839,870)	(6,668,600)	(158,089)	(1,246,159)	(613,558)	(4,811,461)

Net increase (decrease)	91,656	$751,498	(92,669)	$(731,475)	44,122	$387,069

Shares outstanding:
Beginning of period	5,465,595		1,523,979		3,643,245

End of period	5,557,251		1,431,310		3,687,367

Heritage Income Trust

Notes to Financial Statements

(unaudited)

(continued)

Transactions in Class A, B and C shares of the Fund during the fiscal year ended September 30, 2004, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,412,305	$10,988,470	200,427	$1,536,102	1,094,835	$8,420,068
Shares issued on reinvestment of distributions	298,933	2,305,448	57,132	437,188	221,345	1,695,496
Shares redeemed	(3,113,932)	(24,061,247)	(297,207)	(2,283,822)	(1,841,930)	(14,063,238)

Net decrease	(1,402,694)	$(10,767,329)	(39,648)	$(310,532)	(525,750)	$(3,947,674)

Shares outstanding:
Beginning of fiscal year	6,868,289		1,563,627		4,168,995

End of fiscal year	5,465,595		1,523,979		3,643,245

Note 3:	Purchases and Sales of Securities. For the six-month period ended March 31, 2005, purchases and sales of investment securities (excluding repurchase agreements and short-term obligations) were as follows:

	U.S. Government Securities and U.S. Government-Sponsored Enterprises			Other
	Purchases	Sales	Paydowns	Purchases	Sales
Intermediate Government Fund	$11,279,766	$15,388,926	$863,851	—	—
High Yield Bond Fund	—	—	$128,089	$13,652,786	$11,802,628

Note 4:	Management, Subadvisory, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees’ Fees. Under the Funds’ Investment Advisory and Administrative Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), the Intermediate Government Fund agreed to pay to the Manager a fee equal to an annual rate of 0.50% of the Fund’s average daily net assets, computed daily and payable monthly. For the High Yield Bond Fund, the management fee is 0.60% on the first $100 million of the Fund’s average daily net assets, 0.50% on the next $400 million of such net assets, and 0.45% of any excess over $500 million of such net assets, computed daily and payable monthly. The Manager has contractually agreed to waive its investment advisory fees and, if necessary, reimburse each Fund to the extent that Class A, Class B and Class C annual operating expenses exceed that Fund’s average daily net assets attributable to that class for the fiscal year ending September 30, 2005, as follows:

	Class A	Class B and C
Intermediate Government Fund	0.85%	1.20%
High Yield Bond Fund	1.10%	1.65%

Under this agreement, management fees of $73,263 were waived and expenses of $57,279 were reimbursed for the Intermediate Government Fund and management fees of $83,063 were waived in the High Yield Bond Fund for six-month period ended March 31, 2005. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the fiscal year ending September 30, 2007, the Funds may be required to pay the Manager a portion or all of the waived management fees and

Heritage Income Trust

Notes to Financial Statements

(unaudited)

(continued)

expenses reimbursed. In addition, the Funds may be required to pay the Manager a portion or all of the management fees waived and expenses reimbursed of $233,212 and $216,708 for the Intermediate Government Fund, and $132,659 and $148,482 for the High Yield Bond Fund in fiscal 2003 and 2004, respectively, if total Fund expenses fall below the annual expense limitations before the end of the fiscal years ending September 30, 2005 and 2006, respectively. No management fees were recovered from the Trust for the six-month period ended March 31, 2005.

The Manager entered into a subadvisory agreement with Salomon Brothers Asset Management Inc. to provide investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for the High Yield Bond Fund for a fee payable by the Manager.

Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Trust is authorized to pay the Distributor a fee up to 0.35% of the average daily net assets. However, at the present time the Board of Trustees has authorized payments of only 0.25% of average daily net assets. Under the Class B and Class C Distribution Plans, the Trust may pay the Distributor a fee of up to 0.60% for the Intermediate Government Fund and up to 0.80% for the High Yield Bond Fund of the average daily net assets. Such fees are accrued daily and payable monthly. Class B shares will convert to Class A shares eight years after the end of the calendar month in which the shareholder’s order to purchase was accepted. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

Raymond James & Associates, Inc. (the “Distributor” or “RJA”) has advised the Trust that the Intermediate Government Fund generated $7,644 in front-end sales charges for Class A shares, $5,205 in contingent deferred sales charges for Class B shares and $293 in contingent deferred sales charges for Class C shares for the six-month period ended March 31, 2005. The High Yield Bond Fund received $52,094 in front-end sales charges for Class A shares, $15,414 in contingent deferred sales charges for Class B shares and $1,210 in contingent deferred sales charges for Class C shares for the six-month period ended March 31, 2005. From these fees, the Distributor paid sales commissions to salespersons and incurred other distribution costs.

The Manager also is the Shareholder Servicing Agent and Fund Accountant for the Intermediate Government Fund and High Yield Bond Fund. For providing Shareholder Servicing and Fund Accounting Services the Manager is reimbursed for expenses incurred plus an additional amount up to 10%.

Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Growth and Income Trust, Heritage Capital Appreciation Trust and Heritage Series Trust, investment companies that also are advised by the Manager of the Trust (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or employee of an affiliate of the Manager received an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. In addition, each independent Trustee that serves on the Audit Committee or Compliance Committee will receive $500 for attendance at their respective meeting (in person or telephonic). The Lead Independent Trustee, the Audit Committee Chair, and the Compliance Committee Chair each will receive an annual retainer of $2,500, in addition to meeting fees. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 5: Federal

Income Taxes.    The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net

Heritage Income Trust

Notes to Financial Statements

(unaudited)

(continued)

realized gain (loss) from investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, undistributed net investment income or accumulated net realized loss, as appropriate, in the period that the differences arise. These reclassifications have no effect on net assets or net asset value per share.

Intermediate Government Fund

For the fiscal year ended September 30, 2004, to reflect reclassifications arising from permanent book/tax differences primarily attributable to expirations of capital loss carryforwards the Fund decreased (debited) paid in capital and increased (credited) accumulated net realized loss $2,529,497. As of September 30, 2004, the Fund had net tax basis capital loss carryforwards in the aggregate of $3,099,721. The capital loss carryforwards may be applied to any net taxable gain until their expiration dates through 2012. Capital loss carryforwards of $1,737,841 expired during the current year.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$446,153	Sept 30, 2005
374,992	Sept 30, 2006
1,413,752	Sept 30, 2007
441,619	Sept 30, 2008
252,476	Sept 30, 2009
170,729	Sept 30, 2012

High Yield Bond Fund

For the fiscal year ended September 30, 2004, to reflect reclassifications arising from permanent book/tax differences primarily attributed to market discounts the Fund decreased (debited) accumulated net realized loss and increased (credited) undistributed net investment income by $54,613. As of September 30, 2004, the Fund had net tax basis capital loss carryforwards in the aggregate of $9,836,221. The capital loss carryforwards may be applied to any net taxable gain until their expiration dates through 2011. During the current year the Fund utilized capital loss carryforwards of $1,620,332.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$1,592,886	Sept 30, 2008
5,134,929	Sept 30, 2009
178,539	Sept 30, 2010
2,929,867	Sept 30, 2011

Heritage Income Trust

Notes to Financial Statements

(unaudited)

(continued)

For income tax purposes, distributions paid during the fiscal years ended September 30, 2004 and 2003 were as follows:

Intermediate Government Fund	2004	2003
Ordinary Income	$855,898	$1,407,790
Long-Term Capital Gains	$0	$0

High Yield Bond Fund	2004	2003
Ordinary Income	$6,995,111	$4,847,150
Long-Term Capital Gains	$0	$0

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

	Intermediate	High Yield
	Government Fund	Bond Fund
Undistributed Ordinary Income	$119,618	$685,022
Capital Loss Carryforwards	$(3,099,721)	$(9,836,221)
Post October Losses	$(384,985)	$0
Tax Basis Net Unrealized Appreciation (Depreciation)	$(57,827)	$468,480

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6.	Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act), the Principal Executive Officer and Principal Financial Officer of Heritage Income Trust have concluded that such disclosure controls and procedures are effective as of May 24, 2005.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) of Heritage Income Trust that occurred during the first half of its fiscal year that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the registrant.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 24, 2005	HERITAGE INCOME TRUST

/s/ K.C. Clark
K.C. Clark Executive Vice President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 24, 2005

/s/ K.C. Clark
K.C. Clark Executive Vice President and Principal Executive Officer

Date: May 24, 2005

/s/ Andrea N. Mullins
Andrea N. Mullins Principal Financial Officer and Treasurer